Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND
WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated February 1, 2010, as previously supplemented on May 14, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 26 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended September 30, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Index Asset Allocation Fund	$0	$0
Conservative Allocation Fund	$0	$0
Growth Balanced Fund	$0	$0
Moderate Balanced Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM - SERIES G

Supplement dated August 11, 2010, to the Statement of Additional Information dated May 1, 2010, as previously supplemented on May 14, 2010.

This supplement contains important information about the Fund referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 25 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.
Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
CoreBuilder SharesSM – Series G	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
CoreBuilder SharesSM – Series G	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Index Asset Allocation Fund	$0	$0
Conservative Allocation Fund	$0	$0
Growth Balanced Fund	$0	$0
Moderate Balanced Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated August 11, 2010, to the Statement of Additional Information dated May 1, 2010, as previously supplemented on May 14, 2010.

This supplement contains important information about the Fund referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 22 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
CoreBuilder SharesSM – Series M	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
CoreBuilder SharesSM – Series M	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated July 1, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 23 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended February 28, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Dow Jones Target Today Fund	$0	$0
Dow Jones Target 2010 Fund	$0	$0
Dow Jones Target 2015 Fund	$0	$0
Dow Jones Target 2020 Fund	$0	$0
Dow Jones Target 2025 Fund	$0	$0
Dow Jones Target 2030 Fund	$0	$0
Dow Jones Target 2035 Fund	$0	$0
Dow Jones Target 2040 Fund	$0	$0
Dow Jones Target 2045 Fund	$0	$0
Dow Jones Target 2050 Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Dow Jones Target Today Fund	$0	$0
Dow Jones Target 2010 Fund	$0	$0
Dow Jones Target 2015 Fund	$0	$0
Dow Jones Target 2020 Fund	$0	$0
Dow Jones Target 2025 Fund	$0	$0
Dow Jones Target 2030 Fund	$0	$0
Dow Jones Target 2035 Fund	$0	$0
Dow Jones Target 2040 Fund	$0	$0
Dow Jones Target 2045 Fund	$0	$0
Dow Jones Target 2050 Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
WELLS FARGO ADVANTAGE EQUITY VALUE FUND
WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated February 1, 2010, as previously supplemented on May 14, 2010, June 21, 2010, June 28, 2010, July 19, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 19 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended September 30, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
C&B Large Cap Value Fund	$0	$0
Diversified Equity Fund	$0	$0
Diversified Small Cap Fund	$0	$0
Emerging Growth Fund	$0	$0
Equity Value Fund	$0	$0
Small Company Growth Fund	$0	$0
Small Company Value Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
C&B Large Cap Value Fund	$0	$0
Diversified Equity Fund	$0	$0
Diversified Small Cap Fund	$0	$0
Emerging Growth Fund	$0	$0
Equity Value Fund	$0	$0
Small Company Growth Fund	$0	$0
Small Company Value Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
WELLS FARGO ADVANTAGE HIGH INCOME FUND
WELLS FARGO ADVANTAGE INCOME PLUS FUND
WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated October 1, 2009, as previously supplemented on December 1, 2009, December 11, 2009, January 5, 2010, May 14, 2010,
July 12, 2010, July 19, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 25 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended May 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Government Securities Fund	$0	$0
High Income Fund	$0	$0
Income Plus Fund	$0	$0
Inflation-Protected Bond Fund	$0	$0
Short Duration Government Bond Fund	$0	$0
Short-Term Bond Fund	$0	$0
Short-Term High Yield Bond Fund	$0	$0
Total Return Bond Fund	$0	$0
Ultra Short-Term Income Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Michael S. Scofield1	Dr. Leroy Keith, Jr.1
Government Securities Fund	$0	$0
High Income Fund	$0	$0
Income Plus Fund	$0	$0
Inflation-Protected Bond Fund	$0	$0
Short Duration Government Bond Fund	$0	$0
Short-Term Bond Fund	$0	$0
Short-Term High Yield Bond Fund	$0	$0
Total Return Bond Fund	$0	$0
Ultra Short-Term Income Fund
Aggregate Dollar Range of Equity Securities of Fund Complex2	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND
WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated August 6, 2010, to the Statement of Additional Information dated February 1, 2010, as previously supplemented on May 14, 2010, July 19, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 11, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 19 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended September 30, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Asia Pacific Fund	$0	$0
Diversified International Fund	$0	$0
International Value Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Asia Pacific Fund	$0	$0
Diversified International Fund	$0	$0
International Value Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
WELLS FARGO ENDEAVOR SELECT FUNDSM
WELLS FARGO ADVANTAGE GROWTH FUND
WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated December 1, 2009, as previously supplemented on February 19, 2010, May 14, 2010, July 19, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 16 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended July 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Capital Growth Fund	$0	$0
Endeavor Select FundSM	$0	$0
Growth Fund	$0	$0
Large Cap Growth Fund	$0	$0
Large Company Value Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr. 1
Capital Growth Fund	$0	$0
Endeavor Select FundSM	$0	$0
Growth Fund	$0	$0
Large Cap Growth Fund	$0	$0
Large Company Value Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST
WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM
WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
WELLS FARGO ADVANTAGE MONEY MARKET FUND
WELLS FARGO ADVANTAGE MONEY MARKET TRUST
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM
WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated July 1, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 28 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended February 28, 2010

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr. 1
California Municipal Money Market Fund	$0	$0
California Municipal Money Market Trust	$0	$0
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market FundSM	$0	$0
Minnesota Money Market Fund	$0	$0
Money Market Fund	$0	$0
Money Market Trust	$0	$0
National Tax-Free Money Market Fund	$0	$0
National Tax-Free Money Market Trust	$0	$0
Overland Express Sweep FundSM	$0	$0
Prime Investment Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield. 1	Dr. Leroy Keith, Jr.1
California Municipal Money Market Fund	$0	$0
California Municipal Money Market Trust	$0	$0
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market FundSM	$0	$0
Minnesota Money Market Fund	$0	$0
Money Market Fund	$0	$0
Money Market Trust	$0	$0
National Tax-Free Money Market Fund	$0	$0
National Tax-Free Money Market Trust	$0	$0
Overland Express Sweep FundSM	$0	$0
Prime Investment Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated November 1, 2009, as previously supplemented on December 1, 2009, March 10, 2010, May 14, 2010,
May 21, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 43 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended June 30, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
California Limited-Term Tax-Free Fund	$0	$0
California Tax-Free Fund	$0	$0
Colorado Tax-Free Fund	$0	$0
Intermediate Tax/Amt-Free Fund	$0	$0
Minnesota Tax-Free Fund	$0	$0
Municipal Bond Fund	$0	$0
Short-Term Municipal Bond Fund	$0	$0
Short-Term Municipal Income Fund	$0	$0
Wisconsin Tax-Free Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
California Limited-Term Tax-Free Fund	$0	$0
California Tax-Free Fund	$0	$0
Colorado Tax-Free Fund	$0	$0
Intermediate Tax/Amt-Free Fund	$0	$0
Minnesota Tax-Free Fund	$0	$0
Municipal Bond Fund	$0	$0
Short-Term Municipal Bond Fund	$0	$0
Short-Term Municipal Income Fund	$0	$0
Wisconsin Tax-Free Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
WELLS FARGO ADVANTAGE COMMON STOCK FUND
WELLS FARGO ADVANTAGE DISCOVERY FUNDSM
WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM
WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated March 1, 2010, as previously supplemented on May 14, 2010, May 19, 2010, and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 17 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended October 31, 2009

	Independent Trustee
Fund	Michael S. Scofield.1	Dr. Leroy Keith, Jr.1
C&B Mid Cap Value Fund	$0	$0
Common Stock Fund	$0	$0
Discovery FundSM	$0	$0
Enterprise FundSM	$0	$0
Mid Cap Growth Fund	$0	$0
Opportunity FundSM	$0	$0
Small Cap Growth Fund	$0	$0
Small Cap Opportunities Fund	$0	$0
Small Cap Value Fund	$0	$0
Small/Mid Cap Value Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
C&B Mid Cap Value Fund	$0	$0
Common Stock Fund	$0	$0
Discovery FundSM	$0	$0
Enterprise FundSM	$0	$0
Mid Cap Growth Fund	$0	$0
Opportunity FundSM	$0	$0
Small Cap Growth Fund	$0	$0
Small Cap Opportunities Fund	$0	$0
Small Cap Value Fund	$0	$0
Small/Mid Cap Value Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated August 11, 2010, to the Statement of Additional Information dated December 1, 2009, as previously supplemented on May 14, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 16 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended July 31, 2009

	Independent Trustee
Fund	Michael S. Scofield.1	Dr. Leroy Keith, Jr.1
Social Sustainability FundSM	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Social Sustainability FundSM	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated August 11, 2010, to the Statement of Additional Information dated March 1, 2010, as previously supplemented on May 14, 2010 and July 30, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 16 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended October 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Specialized Technology Fund	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Specialized Technology Fund	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated August 11, 2010, to the Statement of Additional Information dated October 1, 2009, as previously supplemented on November 16, 2009, December 1, 2009, and May 14, 2010.

This supplement contains important information about the Funds referenced above.

On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen Funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

The section titled Management beginning on page 22 is hereby amended to include the following information regarding Mr. Scofield and Dr. Keith:

Name and Age	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Dr. Leroy Keith, Jr., 71	Trustee, since 2010
Chairman, Bloc Global Services
(development and construction), Trustee,
Phoenix Fund Complex and Director,
Diversapack Co. (packaging company).
Trustee of the Evergreen Funds from 1983 to
2010. Former Managing Director, Almanac
Capital Management (commodities firm),
former Partner, Stonington Partners, Inc.
(private equity fund), former Director, Obagi
Medical Products Co. and former Director,
Lincoln Educational Services.

Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)
Michael S. Scofield, 67	Trustee, since 2010	Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	N/A

Dr. Leroy Keith, Jr. Dr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1983. He is a Trustee of the Phoenix fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen Fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.

The Trustee Compensation table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Keith:

Trustee Compensation
Fiscal Year Ended May 31, 2009

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Wealthbuilder Conservative Allocation PortfolioSM	$0	$0
Wealthbuilder Equity PortfolioSM	$0	$0
Wealthbuilder Growth Allocation PortfolioSM	$0	$0
Wealthbuilder Growth Balanced PortfolioSM	$0	$0
Wealthbuilder Moderate Balanced PortfolioSM	$0	$0
Wealthbuilder Tactical Equity PortfolioSM	$0	$0
Total Compensation From the Fund Complex	$347,550	$236,250
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Total Compensation from the Fund Complex for Mr. Scofield and Dr. Keith is that paid by the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.

The Beneficial Equity Ownership table in the Statement of Additional Information is amended to include the following information regarding Messrs. Scofield and Harris:

Beneficial Equity Ownership in the Funds and Fund Complex
Calendar Year Ended December 31, 2008

	Independent Trustee
Fund	Michael S. Scofield 1	Dr. Leroy Keith, Jr.1
Wealthbuilder Conservative Allocation PortfolioSM	$0	$0
Wealthbuilder Equity PortfolioSM	$0	$0
Wealthbuilder Growth Allocation PortfolioSM	$0	$0
Wealthbuilder Growth Balanced PortfolioSM	$0	$0
Wealthbuilder Moderate Balanced PortfolioSM	$0	$0
Wealthbuilder Tactical Equity PortfolioSM	$0	$0
Aggregate Dollar Range of Equity Securities of Fund Complex	Over $100,000	Over $100,000
1 On July 9, 2010, Mr. Michael S. Scofield and Dr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Dr. Keith each served as Trustees of the Evergreen fund family for over 25 years. Aggregate Dollar Range of Equity Securities of Fund Complex for Mr. Scofield and Dr. Keith is that owned in the Evergreen fund complex, which as of December 31, 2009, consisted of seventy-four investment management companies representing sixty-eight separate series and six closed-end funds.